Income Taxes - Narrative (Details) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2023
Income Tax Examination [Line Items]
Provision for income taxes		$ 56,929,000	$ 34,047,000	$ 13,163,000
Effective income tax rates		22.18%	18.04%	36.67%
Valuation allowance, deferred tax asset, decrease, amount		$ 700,000	$ 11,300,000
Release of uncertain tax positions	$ 2,100,000
Deferred tax asset valuation allowance	0	0	700,000	$ 12,000,000	$ 17,400,000
Issuance of common shares donated to the Eastern Bank Foundation				91,287,000
Charitable cash contribution				3,700,000
Total deferred tax assets	331,648,000	331,648,000	76,535,000
Unrecognized tax benefits	5,782,000	5,782,000	7,923,000	0
Unrecognized tax benefits that would impact effective tax rate	6,000,000	6,000,000
Unrecognized tax benefits, income tax penalties and interest accrued	1,500,000	1,500,000	2,000,000
Unrecognized tax benefits, income tax penalties and interest expense		500,000
Reductions as a result of a lapse of the applicable statute of limitations		2,141,000	0
Tax interest and penalties, reduction resulting from lapse of applicable statute of limitations		600,000
Decrease in unrecognized tax benefits is reasonably possible	2,300,000	2,300,000
Decrease in tax interest and penalties is reasonably possible	700,000	700,000
Net operating loss carryforwards	0	0	0
Federal pre-1988 reserve with no tax provision	20,800,000	20,800,000
Tax credits and other tax benefits recognized		9,146,000	6,484,000	$ 5,033,000
Federal
Income Tax Examination [Line Items]
Tax credits and other tax benefits recognized		7,300,000	6,500,000
State
Income Tax Examination [Line Items]
Release of uncertain tax positions		2,300,000
Unrecognized tax benefits	$ 6,000,000	6,000,000	$ 8,200,000
Tax credits and other tax benefits recognized		$ 100,000